LONG-TERM INVESTMENTS - Movement of equity investment without readily determinable fair value measured at Measurement Alternative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of equity investment without readily determinable fair value measured at Measurement Alternative
Opening balance	$ 2,261,787	$ 1,569,218
Investment in Beijing Qucheng Technology Co., Ltd. ("Qucheng")	564,900	832,219
Impairment of long-term investments	(128,204)
Foreign exchange adjustments	(65,741)	(139,650)
Ending balance	$ 2,632,742	$ 2,261,787